Cash and Investments - Fair Value Assets Measurement Techniques (Details) $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)
Cash and Investments
Assets	$ 92,125.1		$ 86,645.4
Private placement debt securities | Discounted cash flow | Minimum
Cash and Investments
Credit spread	2.80%	2.80%
Private placement debt securities | Discounted cash flow | Maximum
Cash and Investments
Credit spread	12.70%	12.70%
Mortgage loans | Discounted cash flow | Minimum
Cash and Investments
Credit spread	2.10%	2.10%
Mortgage loans | Discounted cash flow | Maximum
Cash and Investments
Credit spread	6.40%	6.40%
Mortgage loans | Market approach
Cash and Investments
Assets	$ 250.0		$ 149.4
Private company preferred shares | Discounted cash flow | Minimum
Cash and Investments
Discount rate	10.90%	10.90%
Long term growth rate	6.30%	6.30%
Private company preferred shares | Discounted cash flow | Maximum
Cash and Investments
Discount rate	10.90%	10.90%
Long term growth rate	6.30%	6.30%
Private placement preferred shares | Discounted cash flow | Minimum
Cash and Investments
Credit spread	5.80%	5.80%
Private placement preferred shares | Discounted cash flow | Maximum
Cash and Investments
Credit spread	5.80%	5.80%
Investment property | Income capitalization | Minimum
Cash and Investments
Terminal capitalization rate	6.00%	6.00%
Discount rate	6.90%	6.90%
Market rent growth rate	2.60%	2.60%
Investment property | Income capitalization | Maximum
Cash and Investments
Terminal capitalization rate	8.00%	8.00%
Discount rate	9.30%	9.30%
Market rent growth rate	3.00%	3.00%
Investment property | Sales comparison | Minimum
Cash and Investments
Price per acre (Cdn$ thousands)		$ 30,000.0
Investment property | Sales comparison | Maximum
Cash and Investments
Price per acre (Cdn$ thousands)		$ 150,000.0
Significant unobservable inputs (Level 3)
Cash and Investments
Assets	$ 8,744.3
Significant unobservable inputs (Level 3) | Bonds
Cash and Investments
Assets	3,465.3
Significant unobservable inputs (Level 3) | Private placement debt securities | Discounted cash flow
Cash and Investments
Assets	834.2
Significant unobservable inputs (Level 3) | Mortgage loans | Market approach
Cash and Investments
Assets	2,500.7
Significant unobservable inputs (Level 3) | Other bonds | Various
Cash and Investments
Assets	130.4
Significant unobservable inputs (Level 3) | Preferred Stocks
Cash and Investments
Assets	2,047.1
Significant unobservable inputs (Level 3) | Private company preferred shares | Discounted cash flow
Cash and Investments
Assets	1,798.3
Significant unobservable inputs (Level 3) | Private placement preferred shares | Discounted cash flow
Cash and Investments
Assets	156.7
Significant unobservable inputs (Level 3) | Other preferred stocks | Various
Cash and Investments
Assets	92.1
Significant unobservable inputs (Level 3) | Common Stocks
Cash and Investments
Assets	2,551.6
Significant unobservable inputs (Level 3) | Limited partnerships and other | Net asset value
Cash and Investments
Assets	1,824.2
Significant unobservable inputs (Level 3) | Common shares | Market approach
Cash and Investments
Assets	261.6
Significant unobservable inputs (Level 3) | Other common stocks | Various
Cash and Investments
Assets	465.8
Significant unobservable inputs (Level 3) | Derivatives and other invested assets
Cash and Investments
Assets	680.3
Significant unobservable inputs (Level 3) | Investment property | Income capitalization
Cash and Investments
Assets	437.3
Significant unobservable inputs (Level 3) | Investment property | Sales comparison
Cash and Investments
Assets	66.0
Significant unobservable inputs (Level 3) | Other derivatives and other invested assets | Various
Cash and Investments
Assets	$ 177.0